Postretirement Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Postretirement Benefit Plans
NOTE 9. POSTRETIREMENT BENEFIT PLANS
PENSION BENEFITS AND RETIREE HEALTH AND LIFE BENEFITS SPONSORED BY GE, TRANSFERRED TO GE HEALTHCARE IN CONNECTION WITH THE SPIN-OFF.
Certain GE HealthCare employees were covered under various pension and retiree health and life plans sponsored by GE prior to the
Spin-Off,
including principal pension plans, other pension plans, and principal retiree benefit plans. A subset of these pension plans have been closed to new participants. For the three months ended March 31, 2022, relevant participation costs for these plans were allocated to the Company and recognized within the Condensed Combined Statement of Income. These included service costs for active employees in the U.S. GE Pension Plan, certain international pension plans, the U.S. GE Supplementary Pension Plan, and the U.S. retiree benefit plan. We did not record any liabilities associated with our participation in these plans in our Condensed Combined Statement of Financial Position as of December 31, 2022.
Expenses associated with our employees’ participation in the U.S. GE principal pension and principal retiree benefit plans, which represent the majority of related expense, were $24 million for the three months ended March 31, 2022. Expenses associated with our employees’ participation in GE’s
non-U.S.
based pension plans were $4 million for the three months ended March 31, 2022.
In connection with the
Spin-Off,
on January 1, 2023, these plans were separated and GE transferred certain liabilities and assets of these plans to GE HealthCare based upon measurements as of December 31, 2022. The amounts assumed by GE HealthCare on January 1, 2023, are shown in the tables below.
Accumulated Benefit Obligations and Unrecognized Gain

	As of January 1, 2023
	Defined benefit plans	Other postretirement plans	Total
Accumulated benefit obligations	$21,696	$1,210	$22,906
Unrecognized gain to be recorded in AOCI	1,258	1,223	2,481
Net Benefit Liability

	As of January 1, 2023
	Defined benefit plans	Other postretirement plans	Total
Projected benefit obligations	$21,743	$1,210	$22,953
Fair value of assets	18,908	—	18,908

Net liability	$2,835	$1,210	$4,045

PENSION PLANS SPONSORED BY GE HEALTHCARE, INCLUDING THOSE TRANSFERRED BY GE.
As the pension plans were transferred by GE on January 1, 2023, there are no amounts included for these plans in the period ended March 31, 2022. Pension plans with pension assets or obligations less than
$50 million and $20 million as of March 31, 2023 and 2022, respectively, are not included in the results below.
Components of Expense (Income)

	Defined benefit plans		Other post-retirement plans
For the three months ended March 31	2023	2022	2023	2022
Service cost — Operating	$14	$5	$2	$—
Interest cost	292	4	15	—
Expected return on plan assets	(356)	(7)	—	—
Amortization of net loss (gain)	(29)	2	(16)	—
Amortization of prior service cost (credit)	(1)	(1)	(22)	—

Non-operating	$(94)	$(2)	$(23)	$—

Net periodic (income) expense	$(80)	$3	$(21)	$—

For the three months ended March 31, 2023, the Company made contributions for benefit payments totaling $48 million to the pension plans and $43 million to its postretirement plans. For the remainder of 2023, the Company expects to make future benefit payments of approximately $255 million to our defined benefit pension and postretirement plans for benefit payments. The Company does not have a required minimum cash pension contribution obligation for its U.S. plans in 2023. Future contributions will depend on market conditions, interest rates, and other factors.
Prior to the
Spin-Off,
we disclosed postretirement plans with assets or obligations that exceeded $20 million. As a result of the transferred liabilities and assets to GE HealthCare on January 1, 2023, we now present postretirement plans with assets or obligations that exceed $50 million. For the year, the Company expects to contribute approximately $11 million to postretirement plans that are no longer disclosed.
Defined Contribution Plan
As a result of the
Spin-Off,
GE HealthCare established a defined contribution plan for its eligible U.S. employees that was largely consistent with the plan they participated in while GE HealthCare operated as a business of GE. Expenses associated with our employees’ participation in GE HealthCare’s defined contribution plan in 2023 and GE’s defined contribution plan in 2022 represent the employer matching contributions for GE HealthCare employees and were $33 million and $31 million for the three months ended March 31, 2023 and 2022, respectively.

NOTE 10. POSTRETIREMENT BENEFIT PLANS
PENSION BENEFITS AND RETIREE HEALTH AND LIFE BENEFITS SPONSORED BY GE.
Certain GE HealthCare employees are covered under various pension and retiree health and life plans sponsored by GE, including principal pension plans, other pension plans, and principal retiree benefit plans. These plans are accounted for as multiemployer plans. Certain of these pension plans have been closed to new participants. Relevant participation costs for certain
GE-sponsored
employee benefit plans have been allocated to the Company and are recognized within the Combined Statements of Income. These include service costs for active employees in the U.S. GE Pension Plan, certain international pension plans, the U.S. GE Supplementary Pension Plan, and the U.S. retiree benefit plan. We have not recorded any liabilities associated with our participation in these plans in our Combined Statements of Financial Position as of December 31, 2022 and 2021. Expenses associated with our employees’ participation in the U.S. GE principal pension and principal retiree benefit plans, which represent the majority of related expense, were $73 million, $96 million, and $194 million for the years ended December 31, 2022, 2021, and 2020, respectively. Expenses associated with our employees’ participation in GE’s
non-U.S.
based pension plans were $11 million, $22 million, and $19 million for the years ended December 31, 2022, 2021, and 2020, respectively.
In connection with the Separation, on January 1, 2023, these plans were separated and GE transferred certain liabilities and assets of these plans to GE HealthCare. The amounts assumed by GE HealthCare are shown in the table below. These amounts are not included in the Combined Statements of Financial Position as of December 31, 2022 and 2021.
Accumulated Benefit Obligations and Unrecognized Gain

	As of January 1, 2023
	Defined benefit plans	Other post-retirement plans	Total
Accumulated benefit obligations	$21,696	$1,210	$22,906
Unrecognized gain to be recorded in AOCI	1,258	1,223	2,481

Net Benefit Liability

	As of January 1, 2023
	Defined benefit plans	Other post-retirement plans	Total
Projected benefit obligations	$21,743	$1,210	$22,953
Fair value of assets	18,908	—	18,908

Net liability	$2,835	$1,210	$4,045

Defined Contribution Plan
Expenses associated with our employees’ participation in GE’s defined contribution plan represent the employer matching contributions for GE HealthCare employees and were $123 million, $119 million, and $83 million for the years ended December 31, 2022, 2021, and 2020, respectively.
PENSION PLANS SPONSORED BY GE HEALTHCARE.
In addition to these
GE-sponsored
plans, certain employees are covered by pension plans sponsored by the Company. Our pension plans in 2022 included 11 U.S. and
non-U.S.
pension plans with pension assets or obligations greater than $20 million. Smaller pension plans with pension assets or obligations less than $20 million are not presented in the following tables. We use a December 31 st
measurement date for these plans. These defined benefit plans generally provide benefits to employees based on formulas recognizing length of service and earnings. Certain of these pension plans have been closed to new participants.
Funding
The funding policy for our pension plans is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus any additional amounts as we may determine to be appropriate. In 2022, we contributed $18 million to fund certain pension plans. In 2023, we expect to contribute approximately $19 million to our pension plans that were included in our Combined Statements of Financial Position as of December 31, 2022.
Plan Funded Status

	As of
	December 31, 2022	December 31, 2021
Change in projected benefit obligations
Balance at January 1	$940	$1,048
Service cost	19	24
Interest cost	17	15
Participant contributions	1	1
Actuarial loss (gain) – net	(193)	(59)
Benefits paid	(38)	(44)
Exchange rate adjustments	(43)	(45)

Balance at December 31	$703	$940

Change in plan assets
Balance at January 1	553	537
Actual gain (loss) on plan assets	(101)	44
Employer contributions	18	20
Participant contributions	1	1
Benefits paid	(38)	(44)
Exchange rate adjustments	(8)	(5)

Balance at December 31	$425	$553

Funded status – surplus (deficit)	$(278)	$(387)

Amounts Recorded in Combined Statements of Financial Position

	As of
	December 31, 2022	December 31, 2021
Non-current assets – other	$65	$97
Current liabilities – other	(16)	(18)
Non-current liabilities – compensation and benefits	(327)	(466)

Net amount recorded	$(278)	$(387)

Amounts Recorded in AOCI

	As of
	December 31, 2022	December 31, 2021
Net loss (gain)	$60	$138
Prior service cost (credit)	(5)	(9)

Total recorded in AOCI	$55	$129

The accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include an assumption about future compensation levels. The table below summarizes the total accumulated benefit obligations, the accumulated benefit obligations in excess of plan assets, and the projected benefit obligation and fair value of plan assets for the defined benefit pension plans with projected benefit obligations in excess of plan assets.
Plan Obligations in Excess of Plan Assets

	As of
	December 31, 2022	December 31, 2021
Accumulated benefit obligation	$687	$912

Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$390	$528
Fair value of plan assets	63	71

Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$406	$555
Fair value of plan assets	63	71
Components of Expense (Income)

	For the years ended December 31
	2022	2021	2020
Service cost – Operating	$19	$24	$23
Interest cost	17	15	17
Expected return on plan assets	(27)	(27)	(26)
Amortization of net loss (gain)	5	17	18
Amortization of prior service cost (credit)	(5)	(4)	(4)
Curtailment / settlement loss (gain)	—	—	(1)

Non-operating	$(10)	$1	$4

Net periodic expense	$9	$25	$27

Pre-tax
Cost of Postretirement Benefit Plans and Changes in Other Comprehensive Income

	For the years ended December 31
	2022	2021	2020
Cost of postretirement benefit plans	$9	$23	$29

Changes in other comprehensive loss (income):
Net loss (gain) – current year	(74)	(86)	10
Reclassifications out of AOCI:
Amortization of net loss	(5)	(16)	(18)
Amortization of prior service credit	5	4	4

Total changes in other comprehensive loss (income)	$(74)	$(98)	$(4)

Cost (income) of postretirement benefit plans and changes in other comprehensive loss (income)	$(65)	$(75)	$25

Assumptions

	For the years ended December 31
	2022	2021	2020
Weighted-average benefit obligations assumptions
Discount rate	4.26%	1.91%	1.44%
Compensation increases	2.99%	2.81%	2.65%

Weighted-average benefit cost assumptions
Discount rate	1.91%	1.44%	1.80%
Expected rate of return on plan assets	6.32%	5.39%	5.40%
Assumptions Used in Calculations
Accounting requirements necessitate the use of assumptions to reflect the uncertainties and the length of time over which the pension obligations will be paid. The actual amount of future benefit payments will depend upon when participants retire, the amount of their benefit at retirement, and how long they live. To reflect the obligation in today’s U.S. dollars, we discount the future payments using a rate that matches the time frame over which the payments will be made. We also assume a long-term rate of return that will be earned on investments used to fund these payments.
We evaluate these assumptions annually. We periodically evaluate other assumptions, such as retirement age, mortality, and turnover, and update them as necessary to reflect our actual experience and expectations for the future.
We determine the discount rate using the weighted average yields on high-quality fixed-income securities that have maturities consistent with the timing of benefit payments. Lower discount rates increase the size of the benefit obligations and generally increase pension expense in the following year; higher discount rates reduce the size of the benefit obligation and generally reduce subsequent-year pension expense.
The expected return on plan assets is the estimated long-term rate of return that will be earned on the investments used to fund the pension obligations. To determine this rate, we consider the current and target composition of plan investments, our historical returns earned, and our expectations about the future.

The compensation assumption is used to estimate the annual rate at which compensation of active plan participants will grow. If the rate of growth assumed increases, the size of the pension obligations will increase, as will the amount recorded in AOCI in our Combined Statements of Financial Position and amortized to earnings in subsequent periods.
With respect to the pension balances included on our Combined Statements of Financial Position as of December 31, 2022, we estimate that we will amortize $3 million of net actuarial loss and $2 million of prior service credit from AOCI into pension expense during 2023.
Expected Future Benefit Payments of Our Benefit Plans

	2023	2024	2025	2026	2027	2028-2032
Estimated future benefit payments	$46	$50	$53	$51	$52	$256
COMPOSITION OF PLAN ASSETS.
The fair value of our pension plans’ investments is presented below. The inputs and valuation techniques used to measure the fair value of the assets are consistently applied and described in Note 2, “Summary of Significant Accounting Policies.”
Composition of Plan Assets

	As of
	December 31, 2022	December 31, 2021
Global equity securities	$33	$61
Debt securities	174	200
Real estate	12	20
Private equities and other investments	59	70

Plan assets measured at fair value	278	351
Global equity securities	34	83
Debt securities	31	47
Real estate	13	11
Private equities and other investments	69	61

Plan assets measured at net asset value	147	202

Total plan assets	$425	$553

Those investments that were measured at net asset value as a practical expedient were excluded from the fair value hierarchy. Investments with a fair value of $61 million and $76 million as of December 31, 2022 and 2021, respectively, were classified within Level 3 of the fair value hierarchy and primarily relate to private equities, insurance contracts, and real estate. The remaining investments were all considered Levels 1 and 2.
Weighted Average Asset Allocation of Pension Plans

	2022
	Target	Actual
Global equity securities	17%	16%
Debt securities (including cash equivalents)	44%	48%
Real estate	6%	6%
Private equities and other instruments	33%	30%

Plan fiduciaries of our pension plans set investment policies and strategies for the assets held in trust and oversee their investment allocations, which includes selecting investment managers, commissioning periodic asset-liability studies, and setting long-term strategic targets. Long-term strategic investment objectives take into consideration a number of factors, including the funded status of the plans, a balance between risk and return, and plans’ liquidity needs. The plans utilize a combination of long-dated corporate bonds, treasuries, and derivatives to implement its investment strategies as well as for hedging asset and liability risks. Target allocation percentages are established at an asset class level by plan fiduciaries. Target allocation ranges are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range.